CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Net income	[1]	¥ 914,143	¥ 548,143
Other comprehensive income (loss), net of tax		(36,446)	18,873
Total comprehensive income		877,697	567,016
Less: Total comprehensive income (loss) attributable to noncontrolling interests		97,716	(13,745)
Total comprehensive income attributable to MHFG shareholders		¥ 779,981	¥ 580,761

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”